Long-Term Time Deposits and Held-to-Maturity Investments (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Estimated Amortized Cost of Long Term Time Deposits and Held-to-Maturity Investments
The following table summarizes the net carrying amount of
long-term
time deposits and
held-to-maturity
investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(In millions)
Due in 1 year through 2 years	22,303	30,556	4,186
Due in 2 years through 3 years	2,063	67,979	9,313
Due in 3 years through 5 years	300	—	—

Total	24,666	98,535	13,499

Long Term Investments
Summary of Estimated Amortized Cost of Long Term Time Deposits and Held-to-Maturity Investments
Long-term time deposits and
held-to-maturity
investments as of December 31, 2023 and 2024 were shown as below:

	As of December 31, 2023
	Cost or amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Long-term time deposits and held-to-maturity investments	24,666	261	(55)	24,872

	As of December 31, 2024
	Cost or amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Long-term time deposits and held-to-maturity investments	98,535	1,290	(756)	99,069	13,572